Consolidated Statements of Changes in Equity shares in Thousands, $ in Thousands, $ in Thousands	TWD ($)	USD ($)	Share capital [member] TWD ($) shares	Share capital [member] USD ($) shares	Capital surplus [member] TWD ($)	Capital surplus [member] USD ($)	Legal reserve [member] TWD ($)	Legal reserve [member] USD ($)	Special reserve [member] TWD ($)	Special reserve [member] USD ($)	Unappropriated earnings [member] TWD ($)	Unappropriated earnings [member] USD ($)	Retained earnings [member] TWD ($)	Retained earnings [member] USD ($)	Exchange differences on translating foreign operations [member] TWD ($)	Exchange differences on translating foreign operations [member] USD ($)	Unrealized gain (loss) on available-for-sale financial assets [member] TWD ($)	Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member] TWD ($)	Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member] USD ($)	Gain loss on hedging instrument [Member] TWD ($)	Gain loss on hedging instrument [Member] USD ($)	Other equity[member] TWD ($)	Other equity[member] USD ($)	Treasury shares [member] TWD ($)	Treasury shares [member] USD ($)	Equity Attributable to Owners of the Company [member] TWD ($)	Equity Attributable to Owners of the Company [member] USD ($)	Non-controlling interests [member] TWD ($)	Non-controlling interests [member] USD ($)
Balance at January 1 (Adjusted Balance [member]) at Dec. 31, 2017	$ 201,914,633		$ 87,380,787		$ 40,624,328		$ 16,765,066		$ 3,353,938		$ 54,485,857		$ 74,604,861		$ (6,733,659)		$ 135,517	$ 0				$ (6,598,142)		$ (7,292,513)		$ 188,719,321		$ 13,195,312
Balance at January 1 at Dec. 31, 2017															(6,733,659)													13,195,312
Beginning balance, shares at Dec. 31, 2017 | shares			8,738,079	8,738,079
Appropriation of earnings
Appropriated retained earnings	16,559,193						2,203,895		3,548,844
Change from investments in associates accounted for using the equity method	1,500,100				1,411,899						88,201		88,201													1,500,100
Cash dividends paid from the capital surplus	(10,795,980)				(10,795,980)																					(10,795,980)
Other changes in the capital surplus	872				872																					872
Net profit for the year	27,424,309										26,220,721		26,220,721													26,220,721		1,203,588
Other comprehensive income (loss) for the year, net of income tax	(852,632)										(146,194)		(146,194)		562,794		(1,016,860)					(454,066)				(600,260)		(252,372)
Total comprehensive income (loss)	26,571,677										26,074,527		26,074,527		562,794		(1,016,860)					(454,066)				25,620,461		951,216
Effect of the joint share exchange			$ (43,183,919)		117,693,658		(16,765,066)				(57,744,673)		(74,509,739)
Effect of the joint share exchange, shares | shares			(4,318,392)	(4,318,392)
Buy-back of ordinary shares	(71,302)																							(71,302)		(71,302)
Cancellation of treasury shares			$ (1,218,520)		(1,480,903)						(2,705,285)		(2,705,285)											5,404,708
Cash dividends received by subsidiaries from the Company	182,354				182,354																					182,354
Disposal of interest in associates and joint ventures accounted for using the equity method	(1,055,118)				(1,408,495)						204,450		204,450		282,291		(133,364)					148,927				(1,055,118)
Cancellation of treasury shares, shares | shares			(121,852)	(121,852)
Differences between consideration and carrying amount arising from acquisition or disposal of subsidiaries	1,640,159				(1,142,856)																					(1,142,856)		2,783,015
Changes in percentage of ownership interest in subsidiaries	(1,919,986)				(1,118,102)																					(1,118,102)		(801,884)
Issue of ordinary shares under employee share options	788,141	$ 23,879	$ 238,796		549,345																					788,141
Cash dividends distributed by subsidiaries	(424,815)																											(424,815)
Additional non-controlling interest arising on issue of employee share options by subsidiaries	697,187				(1,239,456)																					(1,239,456)		1,936,643
Disposal of investments in equity instruments at fair value through other comprehensive income											400		400				(400)					(400)
Balance at December 31 at Dec. 31, 2018	219,027,922		$ 43,217,144		143,276,664				3,353,938		20,403,477		23,757,415		(5,888,574)		(1,015,107)					(6,903,681)		(1,959,107)		201,388,435		17,639,487
Ending balance, shares at Dec. 31, 2018 | shares			4,321,714	4,321,714
Appropriation of earnings
Legal reserve							2,203,895				(2,203,895)
Special reserve									3,548,844		(3,548,844)
Cash dividends distributed by the Company	(10,806,454)										(10,806,454)		(10,806,454)													(10,806,454)
Appropriated retained earnings	14,310,735						1,697,489		3,944,915
Change from investments in associates accounted for using the equity method	3,604				3,604																					3,604
Other changes in the capital surplus	1,070				1,070																					1,070
Net profit for the year	18,268,565										17,060,591		17,060,591													17,060,591		1,207,974
Other comprehensive income (loss) for the year, net of income tax	(4,370,611)										(280,461)		(280,461)		(4,874,110)		1,216,165					(3,657,945)				(3,938,406)		(432,205)
Total comprehensive income (loss)	13,897,954										16,780,130		16,780,130		(4,874,110)		1,216,165					(3,657,945)				13,122,185		775,769
Issue of ordinary shares for capital increase by cash	(10,806,454)						2,203,895		3,548,844		(16,559,193)		(10,806,454)													(10,806,454)
Cash dividends received by subsidiaries from the Company	182,354				182,354																					182,354
Disposal of interest in investments accounted for using the equity method	(73,884)				(75,276)						1,392		1,392													(73,884)
Differences between consideration and carrying amount arising from acquisition or disposal of subsidiaries	(7,114,703)				(2,779,613)																					(2,779,613)		(4,335,090)
Changes in percentage of ownership interest in subsidiaries	(3,977,486)				(1,960,167)																					(1,960,167)		(2,017,319)
Issue of ordinary shares under employee share options	1,225,163		$ 88,143	$ 8,814	1,137,020																					1,225,163
Cash dividends distributed by subsidiaries	(360,245)																											(360,245)
Additional non-controlling interest arising on issue of employee share options by subsidiaries	797,017				(875,293)																					(875,293)		1,672,310
Disposal of investments in equity instruments at fair value through other comprehensive income											404,156		404,156					(404,156)				(404,156)
Balance at December 31 at Dec. 31, 2019	212,802,312		$ 43,305,287		138,910,363		2,203,895		6,902,782		21,029,962		30,136,639		(10,762,684)	$ (383,286)		(203,098)				(10,965,782)		(1,959,107)		199,427,400		13,374,912	$ 476,315
Ending balance, shares at Dec. 31, 2019 | shares			4,330,528	4,330,528
Appropriation of earnings
Legal reserve							1,697,489				(1,697,489)
Special reserve									3,944,915		(3,944,915)
Cash dividends distributed by the Company	(8,668,331)										(8,668,331)		(8,668,331)													(8,668,331)
Appropriated retained earnings	(8,668,331)						1,697,489		3,944,915		(14,310,735)		(8,668,331)													(8,668,331)
Change from investments in associates accounted for using the equity method	22,774				22,774																					22,774
Other changes in the capital surplus	1,608				1,608																					1,608		0
Net profit for the year	28,651,900	1,020,366									26,970,580		26,970,580													26,970,580		1,681,320
Other comprehensive income (loss) for the year, net of income tax	495,313	17,640									(469,748)		(469,748)		(879,255)			2,248,414		$ (429,265)		939,894				470,146		25,167
Total comprehensive income (loss)	29,147,213	1,038,006									26,500,832		26,500,832		(879,255)			2,248,414		(429,265)		939,894				27,440,726		1,706,487
Cash dividends received by subsidiaries from the Company					145,741																					145,741
Disposal of interest in investments accounted for using the equity method	2,313				2,199						(980)		(980)					1,094				1,094				2,313
Differences between consideration and carrying amount arising from acquisition or disposal of subsidiaries	(135,898)				(13,502)																					(13,502)		(122,396)
Changes in percentage of ownership interest in subsidiaries	(4,128,788)				(780,533)						(2,760,175)		(2,760,175)													(3,540,708)		(588,080)
Issue of ordinary shares under employee share options	1,799,425		$ 21,064	$ 210,633	1,588,792																					1,799,425
Cash dividends distributed by subsidiaries	(346,774)																											(346,774)
Additional non-controlling interest arising on issue of employee share options by subsidiaries	1,089,565				(109,892)						(392,447)		(392,447)													(502,339)		1,591,904
Disposal of investments in equity instruments at fair value through other comprehensive income											18,508		18,508					$ (18,508)				(18,508)
Balance at December 31 at Dec. 31, 2020	$ 231,731,160	$ 8,252,534	$ 43,515,920	$ 1,549,712	$ 139,767,550	$ 4,977,477	$ 3,901,384	$ 138,938	$ 10,847,697	$ 386,314	$ 30,084,965	$ 1,071,402	$ 44,834,046	$ 1,596,654	$ (11,641,939)	$ (414,599)	$ 2,027,902		$ 72,219	$ (429,265)	$ (15,287)	$ (10,043,302)	$ (357,667)	$ (1,959,107)	$ (69,769)	$ 216,115,107	$ 7,696,407	$ 15,616,053	$ 556,127
Ending balance, shares at Dec. 31, 2020 | shares			4,351,592	4,351,592